Organization and Business Description	12 Months Ended
Jul. 31, 2026
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

CTW (formerly known as CTW Cayman, the “Company”) was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on November 15, 2024. On May 7, 2026, the shareholders approved the change of the Company’s name from “CTW Cayman” to “CTW” and adopted the second amended and restated memorandum and articles of association; the Company’s Class A ordinary shares continue to trade on the Nasdaq Capital Market under the ticker “CTW”. The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively, the “Group”), provides services to game developers, including access to Japanese animation intellectual property content for game development, online game distribution through the G123.jp HTML5 platform, game development support, and game marketing and advertising.

The Group commenced operations in Japan in 2013. In 2023, CTW Japan was transferred to Bao Cayman and CTW Singapore was established. On January 27, 2025, the Company acquired all of Bao Cayman. These reorganizations involved entities under the common control of Mr. Ryuichi Sasaki and were accounted for at historical cost as a recapitalization. The consolidated financial statements include the entities under common control retrospectively for the periods presented; share and per-share amounts reflect the reorganization from the beginning of the earliest period presented. CTW Shanghai was established in 2025 and assumed the Group’s Shanghai research and development activities.

The Company completed its initial public offering on August 7, 2025 (Note 15). CTW (BVI) LTD., wholly owned by Mr. Ryuichi Sasaki, held 48,000,000 Class A and 12,000,000 Class B ordinary shares at July 31, 2026, representing 96.0% of outstanding ordinary shares and 98.5% of voting power.

The principal entities included in the consolidated financial statements as of July 31, 2026 were:

Entity	Jurisdiction	Ownership / relationship	Principal activities
Bao Cayman	Cayman Islands	100% owned by CTW	Investment holding
CTW Inc. (“CTW Japan”)	Japan	100% owned by Bao Cayman	Game distribution and related services
CTW G123 Singapore Pte. Ltd. (“CTW Singapore”)	Singapore	100% owned by Bao Cayman	Game distribution and related services
CTW HK Limited (“CTW HK”)	Hong Kong	100% owned by CTW	Investment holding
Beijing Weiyou Chuxin Tech Co., Ltd. (“WFOE”)	Beijing, PRC	100% owned by CTW HK	Investment holding
Shanghai Weiyouyi Chuxin Technology Co., Ltd. (“CTW Shanghai”)	Shanghai, PRC	100% owned by WFOE	Research and development center
Change the World Corporation (“CTW Korea”)	Seoul, Korea	100% owned by CTW Japan	Platform development and end-user support
CTW US Inc. (“CTW US”)	Delaware, USA	100% owned by CTW	Platform development and end-user support
AinekoX Co., Ltd. (“AinekoX”)	Taiwan	VIE	Art and design center
Shanghai Tuwaii Tech Co., Ltd. (“Tuwaii”)	Shanghai, PRC	VIE	Research and development center (no operating activity since January 2026)
Shanghai Cangyuan Zhidian Tech Co., Ltd. (“Cangyuan”)	Shanghai, PRC	VIE	Platform development and support

Variable interest entities

The Group conducts development, design and support activities through AinekoX, Tuwaii and Cangyuan, in which it holds no equity. These entities have insufficient equity at risk and depend on the Group’s service fees and funding. The Group directs their budgets, staffing and work priorities, which are the activities that most significantly affect their economic performance, and has the obligation to absorb losses and the right to receive benefits that could be significant. Accordingly, the Group consolidates these entities as their primary beneficiary. AinekoX and Tuwaii are owned by members of management and are not subject to equity-control agreements. Tuwaii transferred its research and development activities to CTW Shanghai in May 2025, provided limited services to the Group through December 2025 and has had no operating activity since January 2026.

Cangyuan was established in the PRC on November 26, 2025 to support the Group’s online-game activities and obtain required licenses. Its nominee shareholders, Mr. Sasaki and Mr. Hairihan Tong, own 90% and 10%, respectively. Its registered capital of RMB 1,000,000 had not been contributed and its license applications had not been completed at July 31, 2026. The Group consolidated Cangyuan from inception because it directed and funded the entity’s activities and was the primary beneficiary within the related-party group.

On January 9, 2026, the WFOE entered into exclusive business cooperation and purchase-right agreements, equity pledges, powers of attorney and loan agreements with Cangyuan and its nominee shareholders. These arrangements provide the WFOE with exclusive service and purchase rights and authority to exercise shareholder rights, subject to PRC law. The WFOE agreed to make interest-free loans of RMB 900,000 and RMB 100,000 to the nominee shareholders solely to fund their capital contributions, repayable by transferring their equity interests to the WFOE. No amounts had been advanced at July 31, 2026. The equity pledges had not been registered with the relevant authority.

The Group’s control rests on contractual arrangements and relationships with the VIEs’ legal shareholders rather than direct equity ownership. These arrangements may be less effective than equity ownership, and their enforceability is subject to uncertainty. A loss of the rights or relationships supporting control could result in deconsolidation. The assets of the VIEs can be used only to settle their own obligations, and their creditors have no recourse to the Company’s general credit. Distribution restrictions are described in Note 15. Other than the funding described above, the Group has not provided support it was not previously contractually required to provide.

The following financial information of the VIEs, before intercompany eliminations, is included in the consolidated financial statements:

	As of July 31,
	2026	2025
Current assets	$947,070	$963,273
Non-current assets	3,872,862	4,966,830
Total assets	$4,819,932	$5,930,103
Current liabilities	1,199,548	1,308,319
Non-current liabilities	3,245,413	4,676,603
Total liabilities	$4,444,961	$5,984,922
Of which: amounts due from Group entities	706,652	194,661
Of which: amounts due to Group entities	998,402	1,227,896

	For the years ended July 31,
	2026	2025	2024
Net revenue	$5,779,482	$6,024,802	$1,081,753
Net income (loss)	417,815	(20,121)	(187,608)
Net cash provided by (used in) operating activities	220,082	319,269	(276,307)
Net cash used in investing activities	(323,451)	(480,812)	(209,688)
Net cash provided by financing activities	—	282,175	856,591